Reconciliation of measurement components of insurance contract balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	£ 0
Liabilities arising from insurance and participating investment contracts	(110,300)
Relating to future services
Contracts initially recognised in the year	(71)	£ (75)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	59	(1,488)
Adjustments to liabilities for incurred claims	(3)	(57)
Cash flows
Insurance contract assets	1	0
Liabilities arising from insurance and participating investment contracts	(120,148)	(110,300)
Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0	24
Liabilities arising from insurance and participating investment contracts	(109,920)	(124,885)
Net asset (liability)	(109,920)	(124,861)
Relating to current services
CSM recognised for services provided	329	245
Changes in risk adjustment for non-financial risk for risk expired	84	103
Experience adjustments	96	(282)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	509	66
Relating to future services
Contracts initially recognised in the year	(71)	(75)
Changes in estimates that adjust the CSM	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	129	(1,411)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	58	(1,486)
Adjustments to liabilities for incurred claims	0	0
Insurance service result	567	(1,420)
Net finance income (expense) from insurance and participating investment contracts	(11,684)	15,950
Exchange differences	32	(94)
Total change in profit or loss	(11,085)	14,436
Cash flows
Premiums received	(9,768)	(8,861)
Claims and other insurance service expenses paid	10,721	9,099
Insurance acquisition cash flows	203	200
Increase (decrease) through cash flows, insurance contracts liability (asset)	1,156	438
Transfer to other items in the balance sheet	66	67
Insurance contract assets	1	0
Liabilities arising from insurance and participating investment contracts	(119,784)	(109,920)
Net asset (liability)	(119,783)	(109,920)
Life | Includes drawdown feature
Cash flows
Changes in estimates that result in losses and reversal of losses on onerous contracts		1,242
Present value of future cash flows £m | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0	149
Liabilities arising from insurance and participating investment contracts	(104,545)	(121,344)
Net asset (liability)	(104,545)	(121,195)
Relating to current services
CSM recognised for services provided	0	0
Changes in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	99	(189)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	99	(189)
Relating to future services
Contracts initially recognised in the year	107	2,364
Changes in estimates that adjust the CSM	390	(158)
Changes in estimates that result in losses and reversal of losses on onerous contracts	109	(1,835)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	606	371
Adjustments to liabilities for incurred claims	0	(4)
Insurance service result	705	178
Net finance income (expense) from insurance and participating investment contracts	(11,621)	16,055
Exchange differences	30	(88)
Total change in profit or loss	(10,886)	16,145
Cash flows
Premiums received	(9,768)	(8,861)
Claims and other insurance service expenses paid	10,721	9,099
Insurance acquisition cash flows	203	200
Increase (decrease) through cash flows, insurance contracts liability (asset)	1,156	438
Transfer to other items in the balance sheet	66	67
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(114,209)	(104,545)
Net asset (liability)	(114,209)	(104,545)
Present value of future cash flows £m | Life | Includes drawdown feature
Relating to future services
Contracts initially recognised in the year		2,281
Changes in estimates that adjust the CSM		2,175
Risk adjustment for non- financial risk £m
Relating to future services
Contracts initially recognised in the year	(86)	(646)
Risk adjustment for non- financial risk £m | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0	(53)
Liabilities arising from insurance and participating investment contracts	(1,165)	(1,599)
Net asset (liability)	(1,165)	(1,652)
Relating to current services
CSM recognised for services provided	0	0
Changes in risk adjustment for non-financial risk for risk expired	84	103
Experience adjustments	0	0
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	84	103
Relating to future services
Contracts initially recognised in the year	(86)	(646)
Changes in estimates that adjust the CSM	(12)	603
Changes in estimates that result in losses and reversal of losses on onerous contracts	20	424
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(78)	381
Adjustments to liabilities for incurred claims	0	4
Insurance service result	6	488
Net finance income (expense) from insurance and participating investment contracts	0	0
Exchange differences	0	(1)
Total change in profit or loss	6	487
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	0	0
Transfer to other items in the balance sheet	0	0
Insurance contract assets	1	0
Liabilities arising from insurance and participating investment contracts	(1,160)	(1,165)
Net asset (liability)	(1,159)	(1,165)
Risk adjustment for non- financial risk £m | Life | Includes drawdown feature
Relating to future services
Contracts initially recognised in the year		(551)
Changes in estimates that adjust the CSM		(534)
Contractual service margin
Relating to future services
Contracts initially recognised in the year	(92)	(1,793)
Contractual service margin | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0	(72)
Liabilities arising from insurance and participating investment contracts	(4,210)	(1,942)
Net asset (liability)	(4,210)	(2,014)
Relating to current services
CSM recognised for services provided	329	245
Changes in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	(3)	(93)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	326	152
Relating to future services
Contracts initially recognised in the year	(92)	(1,793)
Changes in estimates that adjust the CSM	(378)	(445)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(470)	(2,238)
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(144)	(2,086)
Net finance income (expense) from insurance and participating investment contracts	(63)	(105)
Exchange differences	2	(5)
Total change in profit or loss	(205)	(2,196)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	0	0
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(4,415)	(4,210)
Net asset (liability)	(4,415)	(4,210)
Contractual service margin | Life | Includes drawdown feature
Relating to future services
Contracts initially recognised in the year		(1,730)
Changes in estimates that adjust the CSM		(399)
Contracts under the modified retrospective approach
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Liabilities arising from insurance and participating investment contracts		(508)
Relating to future services
Contracts initially recognised in the year		(1,331)
Cash flows
Changes in estimates that result in losses and reversal of losses on onerous contracts		399
Contracts under the modified retrospective approach | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	0	0
Net asset (liability)	0	0
Relating to current services
CSM recognised for services provided	0	0
Changes in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	0	0
Relating to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the CSM	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	0	0
Net finance income (expense) from insurance and participating investment contracts	0	0
Exchange differences	0	0
Total change in profit or loss	0	0
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	0	0
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	0	0
Net asset (liability)	0	0
Contracts under the fair value transition approach
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Liabilities arising from insurance and participating investment contracts		(1,419)
Contracts under the fair value transition approach | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0	(67)
Liabilities arising from insurance and participating investment contracts	(1,441)	(1,359)
Net asset (liability)	(1,441)	(1,426)
Relating to current services
CSM recognised for services provided	130	123
Changes in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	(1)	0
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	129	123
Relating to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the CSM	(170)	(83)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(170)	(83)
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(41)	40
Net finance income (expense) from insurance and participating investment contracts	7	(50)
Exchange differences	2	(5)
Total change in profit or loss	(32)	(15)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	0	0
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(1,473)	(1,441)
Net asset (liability)	(1,473)	(1,441)
Other contracts | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0	(5)
Liabilities arising from insurance and participating investment contracts	(2,769)	(583)
Net asset (liability)	(2,769)	(588)
Relating to current services
CSM recognised for services provided	199	122
Changes in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	(2)	(93)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	197	29
Relating to future services
Contracts initially recognised in the year	(92)	(1,793)
Changes in estimates that adjust the CSM	(208)	(362)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(300)	(2,155)
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(103)	(2,126)
Net finance income (expense) from insurance and participating investment contracts	(70)	(55)
Exchange differences	0	0
Total change in profit or loss	(173)	(2,181)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	0	0
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(2,942)	(2,769)
Net asset (liability)	£ (2,942)	£ (2,769)